DISCONTINUED OPERATIONS - Components comprising net loss from our discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
Gross profit		$ 182,464
Loss from discontinued operations
Loss from discontinued operations, net of taxes	$ 0	3,889
Loss on disposal of discontinued operations	0	(186,353)
Loss from discontinued operations	$ 0	(186,353)
Blue Camo | Discontinued operations, Held for sale
DISCONTINUED OPERATIONS
Revenues from discontinued operations, net of discounts		10,260
Cost of goods sold		9,074
Gross profit		1,186
Operating expenses from discontinued operations:
Selling, general, and administrative		2,115
Depreciation and amortization		2,675
Total operating expenses from discontinued operations		4,790
Loss from operations		(3,604)
Other expense
Interest Expense		(580)
Current tax provision		(575)
Deferred tax benefit		870
Total income taxes		295
Loss from discontinued operations
Loss from discontinued operations, net of taxes		(3,889)
Loss on disposal of discontinued operations		(182,464)
Loss from discontinued operations		$ (186,353)